UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12-31-2003
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             2-03-2004
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 99
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Form 13F Information Table Value Total: $  99,143
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Exxon Mobil Corporation         COMMON STOCK    91927806       3,230,554         78,794     SOLE          SOLE       SOLE
Cisco Systems                   COMMON STOCK    17275R102      2,964,959        122,065     SOLE          SOLE       SOLE
Sabine Royalty Trust            COMMON STOCK    785688102      2,931,461        101,050     SOLE          SOLE       SOLE
Procter & Gamble                COMMON STOCK    742718109      2,600,276         26,034     SOLE          SOLE       SOLE
General Electric                COMMON STOCK    369604103      2,440,335         78,771     SOLE          SOLE       SOLE
Alcoa Inc.                      COMMON STOCK    13817101       2,431,430         63,985     SOLE          SOLE       SOLE
United Technologies             COMMON STOCK    913017109      2,249,840         23,740     SOLE          SOLE       SOLE
Citigroup Inc.                  COMMON STOCK    172967101      2,234,005         46,024     SOLE          SOLE       SOLE
Vodafone ADR                    COMMON STOCK    92857T107      2,203,144         87,985     SOLE          SOLE       SOLE
Healthcare Realty Trust         COMMON STOCK    421946104      2,114,076         59,135     SOLE          SOLE       SOLE
Dell Computer Corp              COMMON STOCK    247025109      2,059,300         60,639     SOLE          SOLE       SOLE
Bristol-Myers Squibb            COMMON STOCK    110122108      1,934,683         67,646     SOLE          SOLE       SOLE
Pfizer Incorporated             COMMON STOCK    717081103      1,888,324         53,448     SOLE          SOLE       SOLE
Mylan Labs Inc.                 COMMON STOCK    628530107      1,841,238         72,891     SOLE          SOLE       SOLE
Time Warner Inc.                COMMON STOCK    887317105      1,827,352        101,576     SOLE          SOLE       SOLE
Washington Mutual Inc           COMMON STOCK                   1,817,035         45,290     SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts          COMMON STOCK                   1,784,423         58,030     SOLE          SOLE       SOLE
Block H & R Incorporated        COMMON STOCK                   1,742,494         31,470     SOLE          SOLE       SOLE
Goldman Sachs Group Inc         COMMON STOCK                   1,678,410         17,000     SOLE          SOLE       SOLE
Nokia Corp                      COMMON STOCK    654902204      1,592,101         93,653     SOLE          SOLE       SOLE
MBNA Corporation                COMMON STOCK    55262L100      1,584,685         63,770     SOLE          SOLE       SOLE
Plum Creek Timber Co            COMMON STOCK    729251108      1,578,528         51,840     SOLE          SOLE       SOLE
AmeriGas Partners LP            COMMON STOCK    30975106       1,568,980         56,015     SOLE          SOLE       SOLE
Buckeye Partners LP             COMMON STOCK                   1,549,156         34,160     SOLE          SOLE       SOLE
Microsoft Corporation           COMMON STOCK    594918104      1,522,962         55,300     SOLE          SOLE       SOLE
Ingersoll Rand                  COMMON STOCK                   1,503,542         22,150     SOLE          SOLE       SOLE
Ebay Inc                        COMMON STOCK                   1,500,749         23,235     SOLE          SOLE       SOLE
Applied Materials Inc           COMMON STOCK    3822105        1,448,137         64,505     SOLE          SOLE       SOLE
Home Depot                      COMMON STOCK    437076102      1,363,313         38,414     SOLE          SOLE       SOLE
Cardinal Health                 COMMON STOCK    14149Y108      1,274,941         20,846     SOLE          SOLE       SOLE
U S Bancorp Del                 COMMON STOCK                   1,272,946         42,745     SOLE          SOLE       SOLE
WP Carey & Co LLC               COMMON STOCK                   1,271,768         41,670     SOLE          SOLE       SOLE
Wells Fargo                     COMMON STOCK    949746101      1,190,461         20,215     SOLE          SOLE       SOLE
Wal Mart Stores Inc.            COMMON STOCK                   1,169,912         22,053     SOLE          SOLE       SOLE
Intel Corporation               COMMON STOCK    458140100      1,159,586         36,012     SOLE          SOLE       SOLE
Amgen, Inc.                     COMMON STOCK    31162100       1,158,441         18,745     SOLE          SOLE       SOLE
Expeditors Int'l                COMMON STOCK                   1,155,974         30,695     SOLE          SOLE       SOLE
Medtronic Inc.                  COMMON STOCK    585055106      1,155,314         23,767     SOLE          SOLE       SOLE
Zimmer Holdings Inc             COMMON STOCK    98956P102      1,028,685         14,612     SOLE          SOLE       SOLE
Pepsico Inc.                    COMMON STOCK    997134101      1,007,691         21,615     SOLE          SOLE       SOLE
Public Storage Inc.             COMMON STOCK                     982,133         22,635     SOLE          SOLE       SOLE
Walt Disney                     COMMON STOCK    254687106        979,557         41,987     SOLE          SOLE       SOLE
Sherwin Williams                COMMON STOCK                     946,526         27,246     SOLE          SOLE       SOLE
Apache Corp                     COMMON STOCK                     938,733         11,575     SOLE          SOLE       SOLE
Conagra                         COMMON STOCK                     928,004         35,165     SOLE          SOLE       SOLE
Abbott Laboratories             COMMON STOCK    2824100          859,677         18,448     SOLE          SOLE       SOLE
American Intl Group Inc.        COMMON STOCK    26874107         843,413         12,725     SOLE          SOLE       SOLE
Target Corp                     COMMON STOCK    872540109        840,038         21,876     SOLE          SOLE       SOLE
3M Company                      COMMON STOCK    604059105        839,586          9,874     SOLE          SOLE       SOLE
Anadarko Petroleum              COMMON STOCK    32511107         839,115         16,450     SOLE          SOLE       SOLE
Federal Natl Mtg Assoc          COMMON STOCK    313586109        780,057         10,392     SOLE          SOLE       SOLE
FPL Group                       COMMON STOCK                     738,592         11,290     SOLE          SOLE       SOLE
Sysco Corp.                     COMMON STOCK    871829107        736,893         19,793     SOLE          SOLE       SOLE
Arthur J Gallagher & Co         COMMON STOCK                     733,462         22,575     SOLE          SOLE       SOLE
Walgreen Company                COMMON STOCK    931422109        704,135         19,355     SOLE          SOLE       SOLE
Southern Company                COMMON STOCK    842587107        701,951         23,205     SOLE          SOLE       SOLE
BP PLC                          COMMON STOCK    55622104         685,027         13,881     SOLE          SOLE       SOLE
McGraw Hill Cos Inc             COMMON STOCK                     628,231          8,985     SOLE          SOLE       SOLE
IBM                             COMMON STOCK    459200101        610,761          6,590     SOLE          SOLE       SOLE
Johnson & Johnson               COMMON STOCK    478160104        604,543         11,702     SOLE          SOLE       SOLE
Keycorp Inc New                 COMMON STOCK                     572,092         19,512     SOLE          SOLE       SOLE
Xcel Energy Inc                 COMMON STOCK                     555,042         32,688     SOLE          SOLE       SOLE
Omnicom Group Inc               COMMON STOCK    681919106        549,568          6,293     SOLE          SOLE       SOLE
Sector SPDR Tech Select         COMMON STOCK                     545,267         26,755     SOLE          SOLE       SOLE
UnitedHealth Group              COMMON STOCK    910581107        497,148          8,545     SOLE          SOLE       SOLE
Hewlett Packard Company         COMMON STOCK    4.28E+11         494,659         21,535     SOLE          SOLE       SOLE
Allstate Corp                   COMMON STOCK    20002101         482,297         11,211     SOLE          SOLE       SOLE
Clear Channel Comm Inc          COMMON STOCK    184502102        479,071         10,230     SOLE          SOLE       SOLE
Verizon Communications          COMMON STOCK    92343V104        462,670         13,189     SOLE          SOLE       SOLE
Vanguard Index Trust Total Sto  COMMON STOCK                     462,569          4,345     SOLE          SOLE       SOLE
General Dynamics Corp           COMMON STOCK                     450,594          4,985     SOLE          SOLE       SOLE
Coca-Cola Co.                   COMMON STOCK    191216100        427,569          8,425     SOLE          SOLE       SOLE
Forest Laboratories Inc.        COMMON STOCK    345838106        421,167          6,815     SOLE          SOLE       SOLE
Anheuser Busch Cos. Inc.        COMMON STOCK    35229103         376,662          7,150     SOLE          SOLE       SOLE
Apartment Invt & Mgmt A         COMMON STOCK    03748R101        370,841         10,749     SOLE          SOLE       SOLE
MBIA Inc.                       COMMON STOCK                     366,338          6,185     SOLE          SOLE       SOLE
Fiserv Inc                      COMMON STOCK                     359,541          9,100     SOLE          SOLE       SOLE
Emerson Electric Company        COMMON STOCK    291011104        356,773          5,510     SOLE          SOLE       SOLE
Questar Corporation             COMMON STOCK                     334,277          9,510     SOLE          SOLE       SOLE
American Express Company        COMMON STOCK    25816109         323,141          6,700     SOLE          SOLE       SOLE
Liberty Media New Ser A         COMMON STOCK                     305,383         25,684     SOLE          SOLE       SOLE
EOG Resources                   COMMON STOCK    293562104        299,182          6,480     SOLE          SOLE       SOLE
Schlumberger Ltd.               COMMON STOCK    80685718001      293,682          5,367     SOLE          SOLE       SOLE
Sara Lee Corp                   COMMON STOCK    803111103        290,914         13,400     SOLE          SOLE       SOLE
Stryker Corp                    COMMON STOCK                     286,484          3,370     SOLE          SOLE       SOLE
First Data Corporation          COMMON STOCK                     285,082          6,938     SOLE          SOLE       SOLE
Altria Group                    COMMON STOCK                     278,903          5,125     SOLE          SOLE       SOLE
Polaris Industries              COMMON STOCK    731068102        273,269          3,085     SOLE          SOLE       SOLE
Merck & Co.                     COMMON STOCK    58933107         266,574          5,770     SOLE          SOLE       SOLE
Alliance Capital Mgmt LP        COMMON STOCK    18548107         258,188          7,650     SOLE          SOLE       SOLE
I Shares Tr DJ US Utils         COMMON STOCK                     230,360          4,000     SOLE          SOLE       SOLE
Nabors Industries Ltd           COMMON STOCK                     230,118          5,545     SOLE          SOLE       SOLE
Auto Data Processing            COMMON STOCK    53015103         212,904          5,375     SOLE          SOLE       SOLE
Donaldson Company Inc           COMMON STOCK                     208,539          3,525     SOLE          SOLE       SOLE
San Juan Basin Royal Tr         COMMON STOCK    798241105        207,356          9,560     SOLE          SOLE       SOLE
EMC Corp Mass                   COMMON STOCK    268648102        193,064         14,943     SOLE          SOLE       SOLE
Oracle Corp.                    COMMON STOCK    68389X105        184,536         13,980     SOLE          SOLE       SOLE
Ben Ezra Weinstein New          COMMON STOCK                           5         50,000     SOLE          SOLE       SOLE
Pacer Energy                    COMMON STOCK                           0         35,000     SOLE          SOLE       SOLE